Share-Based Payments - Summary Movement of Share Options Under the Gold Fields Limited 2012 Share Plan (Detail) - Performance Shares (PS) - Gold Fields Ltd 2012 share plan - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of movements in share options [line items]
Outstanding at beginning of the year (in shares)	5,161,744	6,982,838	14,833,390
Granted (in shares)	753,838	1,403,675	1,581,749
Exercised and released (in shares)	(2,468,710)	(3,038,661)	(7,825,571)
Forfeited (in shares)	(460,082)	(186,108)	(1,606,730)
Outstanding at end of the year (in shares)	2,986,790	5,161,744	6,982,838